united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23780

CrowdStreet REIT I, Inc.

(Exact name of registrant as specified in charter)

98 San Jacinto Blvd, 4th Floor, Austin TX 78701

(Address of principal executive offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Shaun Reader

Curtis, Mallet-Prevost, Colt & Mosle LLP

101 Park Avenue

New York, New York 10178

(212) 696-6000

Registrant's telephone number, including area code: (971) 803-3110

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2022

Item 1. Reports to Stockholders.

(a)

CROWDSTREET REIT I, INC

Semi-Annual Report

June 30, 2022

CrowdStreet Advisors, LLC

98 San Jacinto Blvd, 4th Floor

Austin, TX 78701

(971) 803-3110

funds@crowdstreet.com

CROWDSTREET REIT I, INC. SCHEDULE OF INVESTMENTS June 30, 2022 (Unaudited)
PRIVATE REAL ESTATE INVESTMENTS — 17.86%	Shares	Value
Kernan Partners, LLC(a)(b)(c)		$5,400,000

TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $5,400,000)		5,400,000

TOTAL INVESTMENTS AT VALUE — 17.86% (Cost $5,400,000)		$5,400,000

OTHER ASSETS IN EXCESS OF LIABILITIES — 82.14%		24,832,768

NET ASSETS — 100.0%		$30,232,768

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of this security as of June 30, 2022 was $5,400,000, which represents 17.86% of total net assets.
(c)	The value of this investment has been determined in good faith under policies adopted by the Board of Directors.
See accompanying notes to financial statements.

CROWDSTREET REIT I, INC. STATEMENT OF ASSETS AND LIABILITIES June 30, 2022 (Unaudited)
ASSETS
Investments in securities:
At cost	$5,400,000
At value	$5,400,000
Cash and cash equivalents	17,953,357
Receivable for fund shares sold	7,058,000
Interest receivable	8,116
TOTAL ASSETS	30,419,473

LIABILITIES
Accrued management fees	86,203
Accrued investor servicing fees	28,734
Payable to Directors	10,227
Other accrued expenses	61,541
TOTAL LIABILITIES	186,705

NET ASSETS	$30,232,768

NET ASSETS CONSIST OF:
Paid-in capital	$30,400,000
Accumulated deficit	(167,232)
NET ASSETS	$30,232,768

NET ASSET VALUE:
Net Assets	$30,232,768
Common shares outstanding	30,360
Net Asset Value Per Share*	$995.80

*	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
See accompanying notes to financial statements.

CROWDSTREET REIT I, INC. STATEMENT OF OPERATIONS For the Period Ended June 30, 2022 (Unaudited)(a)
INVESTMENT INCOME
Interest	$19,473
Total investment income	19,473

EXPENSES
Management fees	86,203
Investor service fees	28,734
Tax services fees	21,818
Directors’ fees	10,227
Compliance service fees	9,273
Legal fees	7,955
Administration and fund accounting fees	14,733
Custodian fees	4,356
Other expenses	3,406
TOTAL EXPENSES	186,705
NET EXPENSES	186,705

NET INVESTMENT LOSS	(167,232)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(167,232)

(a)	Represents the period from the commencement of operations (April 22, 2022) through June 30, 2022.
See accompanying notes to financial statements.

CROWDSTREET REIT I, INC. STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended June 30, 2022 (Unaudited) (a)
FROM OPERATIONS:
Net investment loss	$(167,232)
Net decrease in net assets resulting from operations	(167,232)

CAPITAL TRANSACTIONS:
Proceeds from sales of shares	$30,400,000
Net increase in net assets resulting from capital activity	30,400,000

TOTAL INCREASE IN NET ASSETS	30,232,768

NET ASSETS
Beginning of period	—
End of period	$30,232,768

CAPITAL SHARE ACTIVITY
Shares outstanding, beginning of period	—
Proceeds from sales of shares	30,360
Shares outstanding, end of period	30,360

(a)	Represents the period from the commencement of operations (April 22, 2022) through June 30, 2022.
See accompanying notes to financial statements.

CROWDSTREET REIT I, INC. STATEMENT OF CASH FLOWS
For the Period Ended June 30, 2022 (Unaudited) (a)
Cash flows from operating activities
Net decrease in net assets resulting from operations	$(167,232)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(5,400,000)
(Increase)/Decrease in Assets:
Increase interest receivable	(8,116)
Increase/(Decrease) in Liabilities:
Increase in accrued management fees	86,203
Increase in accrued investor servicing fees	28,734
Increase in payable to Directors	10,227
Increase to other accrued expenses	61,541
Net cash used in operating activities	$(5,388,643)

Cash flows from financing activities
Proceeds from issuance of shares, net of change in receivable for capital shares sold	23,342,000
Net cash provided by financing activities	$23,342,000

Net change in cash	17,953,357
Beginning of period	—
End of period	$17,953,357

(a)	Represents the period from the commencement of operations (April 22, 2022) through June 30, 2022.
See accompanying notes to financial statements.

CROWDSTREET REIT I, INC. FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	For the Period Ended June 30, 2022 (Unaudited)(a)
Net asset value at beginning of period	$1,000.00

Income (loss) from investment operations:
Net investment loss (b)	(4.20)
Total from investment operations	(4.20)

Net asset value at end of period	$995.80

Total return (c)	(0.42	%)(d)

Net assets at end of period (000’s)	$30,233

Ratios/supplementary data:
Ratio of total expenses to average net assets	3.85	%(e)
Ratio of net investment income (loss) to average net assets	(3.45	%)(e)
Portfolio turnover rate	0	%(d)

(a)	Represents the period from the commencement of operations (April 22, 2022) through June 30, 2022.
(b)	Based on average shares outstanding.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions

(d)	Not annualized.
(e)	Annualized.
See accompanying notes to financial statements.

CROWDSTREET REIT I, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1. Organization

CrowdStreet REIT I, Inc. (the “Fund”) was organized as a Delaware corporation that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund intends to elect to be taxed as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s primary investment objective is generating capital appreciation with a secondary objective of generating income to provide investors with attractive risk-adjusted returns available from investing in the equity of private real estate projects. The Fund commenced operations on April 22, 2022.

The investment adviser of the Fund is CrowdStreet Advisors, LLC, an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended and a Delaware limited liability company (the “Investment Manager”). The Investment Manager is a wholly owned subsidiary of CrowdStreet, Inc. (“CrowdStreet”). Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Investment Manager is responsible for directing the management of the Fund’s business and day-to-day affairs and implementing the Fund’s investment strategy.

The Fund is a specialized investment vehicle that incorporates features of both a private investment fund that is not registered under the Investment Company Act and a closed-end investment company that is registered under the Investment Company Act. Private investment funds (such as private equity limited partnership funds) are collective asset pools that typically offer their securities privately, without registering them under the Securities Act of 1933, as amended (the “Securities Act”). Registered closed-end investment companies, such as the Fund, are typically managed more conservatively than private investment funds because of the requirements and restrictions imposed on them by the Investment Company Act. By combining certain features from non-registered and registered funds, the Investment Manager believes it can offer “accredited investors” access to the long-term investment return benefits of private equity real estate opportunities at a much lower investment minimum and with the convenience of Form 1099-DIV tax reporting.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies.

Basis of Presentation and Use of Estimates – The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the period. The estimates and assumptions underlying these financial statements are based on information available as of June 30, 2022, including judgments about the financial market and economic conditions which may change over time. Actual results could differ from those estimates.

Cash and Cash Equivalents – Cash and cash equivalents may consist of money market funds, demand deposits and highly liquid investments with original maturities of three months or less. The Fund may invest its cash in an institutional money market fund, which is stated at fair value. The Fund’s uninvested cash is maintained with a high-quality financial institution.

Valuation of Securities – The Fund calculates the net asset value (“NAV”) as of the close of business on each calendar quarter. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

The Board has approved procedures pursuant to which the Fund values its Portfolio Investments, and it has designated to the Investment Manager the general responsibility for determining, in accordance with such procedures, the value of such investments. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined based on official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Investment Manager in good faith, taking into consideration all available information and other factors that the Investment Manager deems pertinent, in each case subject to the overall supervision and responsibility of the Board. Such determinations may be made based on valuations obtained from independent third-party valuation agents or pricing services or other third-party sources (“Pricing Services”), provided that the Investment Manager retains the discretion to use any relevant data, including information obtained from any Pricing Service, that the Investment Manager deems to be reliable in determining fair value under the circumstances. The Investment Manager is responsible for ensuring that any Pricing Service engaged to provide valuations discharges its responsibilities in accordance with the Fund’s valuation procedures and will periodically receive and review such information about the valuation of the Fund’s securities or other assets as it deems necessary to exercise its oversight responsibility.

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Fund is evaluating the impact of adopting Rule 2a-5 on the financial statements and intends to comply with the new rule’s requirements on or before the compliance date in September 2022.

In calculating the Fund’s NAV, the Investment Manager, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Investment Manager generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used if a ready market for the investments existed. As a result, the Investment Manager may exercise a higher degree of judgment in determining fair value for certain securities or other assets.

U.S. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include availability of capital, occupancy rates, rental rates, interest and inflation rates, and other factors. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Manager’s perceived risk of that investment.

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

All of the Fund’s investments have been classified within Level 3 as they have unobservable inputs, as they trade infrequently or not at all. Level 3 investments include LLC membership interests. When observable prices are not available for these securities, the Investment Manager uses one or more valuation techniques (e.g., the market approach, the income approach or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions with adjustments made for dissimilarities between properties, while the use of the income approach generally consists of the net present value of estimated future cash flows plus a reversion (presumed sale), adjusted as appropriate for liquidity, credit, market and/or other risk factors. The income approach may also include the direct capitalization method, which estimates a stabilized net operating income and applies a capitalization rate to estimate fair value. The cost approach estimates the replacement cost of the building less physical depreciation plus the land value. Generally, this approach provides a check on the value derived using the income approach. The terminal cap rate, direct capitalization rate, growth rate, and discount rate are some of the significant inputs to these valuations. These rates are based on the location, type, and nature of each property, and current and anticipated market conditions. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of the inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Investment Manager may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Investment Manager’s assessment of the most representative point within the range.

The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Investment Manager due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used to value the Fund’s investments, by security type, as of June 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Private Real Estate Investments	$—	$—	$5,400,000	$5,400,000
Total	$—	$—	$5,400,000	$5,400,000

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Private Real Estate Investments
Beginning balance April 22, 2022	$—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Purchases or Conversions	5,400,000
Sales or Distributions	—
Net realized gain(loss)	—
Change in net unrealized Appreciation (Depreciation)	—
Ending Balance June 30, 2022	$5,400,000

There was no change in net unrealized appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of June 30, 2022.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2022:

Type of Level 3 Investment	Fair Value as of June 30, 2022	Valuation Technique	Unobservable Inputs	Discount Rate/Price	Impact to Valuation from an Increase in Input
Private Real Estate Investments
Kernan Partners, LLC	$5,400,000	Cost	Transaction Price	Not applicable	Not applicable
Total Level 3 Investments	$5,400,000

Organizational and Offering Costs – All expenses relating to the Fund’s organization and offering, including but not limited to legal fees and regulatory filing fees (“Organizational Expenses”) will be paid by the Investment Manager. The Fund will reimburse the Investment Manager $250,000 of the Fund’s Organizational Expenses, if and when, the Fund accepts $60 million in Subscription Amounts, and the remainder if and when the Fund accepts $100 million in Subscription Amounts. Organization costs will be expensed when incurred by the Fund. Offering costs will be accounted for as a deferred charge once incurred by the Fund and amortized over twelve months on a straight-line basis.

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

Investment Income and Securities Transactions – Real estate investment acquisitions, sales and dispositions are recorded as of the date of the closing. Distributions from real estate equity investments are recognized as income when earned to the extent such amounts are paid from earnings and profits of the underlying investee. Interest income is recognized when earned.

Distributions to Shareholders – The Fund intends to make distributions necessary to qualify as a REIT and expects to declare and make distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. Any distributions the Fund makes will be at the discretion of the Board, and will be based on, among other factors, the Fund’s present and reasonably projected future cash flow. The Fund expects that the Board will set the rate of distributions at a level that will be reasonably consistent and sustainable over time. Distributions to shareholders of the Fund will be recorded on the ex-dividend date.

Income Tax – The Fund intends to elect to be taxed as a REIT under the Code, and intends to operate as such, commencing with the taxable year ending December 31, 2022. While REITs are subject to Federal income taxes, they are allowed a deduction for ordinary and capital gains dividends paid, generally resulting in the elimination of all or substantially all income tax at the entity level. Additionally, the majority of states follow the rules related to REITs as contained within the Code. This generally results in no state income taxes being paid by the Fund; however, due to the number of states in which the Fund holds, either directly or indirectly, interests in real estate, it is likely that some measure of the Fund’s operating and/or sale income will be taxed at the state level. To maintain qualification under the Code as a REIT, the Fund must distribute at least 90% of its taxable ordinary income to its shareholders and meet certain other requirements related to organization, management, assets, liabilities, and operations. Additionally, the Fund may choose to pass through any capital gains realized to its shareholders by distributing cash proceeds representative of the net capital gains. The Fund is permitted to deduct both ordinary and capital gain dividends paid to its shareholders, generally eliminating REIT-level Federal taxation of income represented by such dividends paid to the shareholders. REITs are subject to a number of organizational and operational requirements. If the Fund fails to qualify as a REIT in any taxable year, it will be subjected to Federal and state income tax on its taxable income at regular corporate rates. In addition to income taxes, the Fund may also be subject to certain state, local, and franchise taxes. Under certain circumstances, Federal income and excise taxes may be due on the Fund’s undistributed taxable income.

Certain of the Fund’s investments may be held through Single-Member Limited Liability Companies (“SMLLCs”) that have been formed by the respective single member in order to facilitate the ownership of particular investments. Under the default “check-the-box” rules established by the Code, SMLLCs are disregarded as separate entities and therefore all items of income, deduction, loss, credit, asset, and liability from the SMLLC are reported directly on the Federal income tax return of the single member. Certain states have not adopted the check-the-box rules and therefore, do not respect the disregarded

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

nature of SMLLC entities. In these cases, the SMLLC entity must file either income or franchise tax returns and, in some cases, may be liable for income or franchise taxes at the entity level.

Management evaluates the uncertainties of tax positions taken or expected to be taken based on the probability of whether it is more likely than not that the positions will be sustained upon audit based on technical merit for open tax years. Management believes it has no uncertain tax positions to be accrued or disclosed.

Issuance of Shares – The Fund is conducting a private offering to sell common shares (the “Shares”) only to individuals and entities qualifying as “accredited investors” within the meaning of Regulation D under the Securities Act (each, an “Investor” and collectively, the “Investors”). The Fund’s Shares will not be registered with the SEC or listed on an exchange. The Fund’s Shares are designed for long-term investors. The Fund is seeking to raise up to approximately $200 million of subscription amounts (“Subscription Amounts,” and such target amount, the “Target Capitalization”) from prospective investors; provided that, the Investment Manager may accept a greater or lesser amount of aggregate Subscription Amounts in its sole discretion. The Fund is offering Shares at the initial closing at $1,000.00 per Share, and thereafter each Share is offered at $1,000.00 plus a “make-up” amount calculated by applying an annualized rate of 3.0% to such Investor’s Subscription Amount applied over the period of time since the Initial Closing.

3. Investment Management Fee and Other Related Party Transactions

Under the terms of the Investment Management Agreement between the Fund and the Investment Manager, the Investment Manager manages the Fund’s investments subject to oversight by the Board. The Fund pays to the Investment Manager an annual “Management Fee,” quarterly in advance. The Management Fee will be equal to an annual rate of 1.50% of the Fund’s NAV; provided that to the extent the Fund accepts subscriptions from Investors after the initial closing, the Fund will pay to the Investment Manager the Management Fee that would have been paid had such Investors subscribed at the initial closing.

The Fund will pay a fee to the Investment Manager for administrative services (the “Investor Servicing Fee”) at an annual rate of 0.50% of the NAV; provided that to the extent the Fund accepts subscriptions from Investors after the Initial Closing, the Fund will pay to the Investment Manager the Investor Servicing Fee that would have been paid had such Investors subscribed at the Initial Closing. The Investor Servicing Fee may be used by the Investment Manager to pay placement agent fees, commissions or other brokerage fees relating to the offering and sale of Shares. The Investor Servicing Fee will be charged quarterly in advance.

The Investment Management Agreement provides that the Investment Manager will waive its Management Fee and/or pay or reimburse the Fund for Annual Expenses (as defined below) in excess of 1.00% per annum of the Fund’s average quarterly NAV

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

(“Operating Expense Limit”). “Annual Expenses” are the ordinary annual operating expenses of the Fund, including, without limitation, third- party fees and expenses for accounting, administration, valuation, tax compliance, custody, banking, brokerage, depository, insurance premiums, reporting, Investor meetings, and preparation of tax returns and determinations, but excluding fees and expenses for legal, audit, taxes, indemnifications, litigations, interest, Management Fees, Investor Servicing Fees and Board fees, extraordinary or non-routine matters, and Organizational Expenses. In the event that the Fund’s Annual Expenses are below the Operating Expense Limit in any fiscal year, the Investment Manager may be entitled to be reimbursed in whole or in part for fees or expenses waived or reduced by the Investment Manager during the prior three year-period pursuant to the Operating Expense Limit. During the period ended June 30, 2022, no expenses were waived and or reimbursed by the Investment Manager.

4. Concentration of Risk

Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Risk Factors and Certain Conflicts of Interest” in the Fund’s Registration Statement filed on April 21, 2022 and the Fund’s other filings with the SEC.

Non-Diversification Risk: As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type.

Investment and Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a Shareholder invests. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, Shares may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Global economic, political and market conditions and economic uncertainty, including those caused by the ongoing COVID-19 pandemic, may adversely affect the Fund’s business, results of operations and financial condition.

Risks Related to the Commercial Real Estate Market: The Fund will concentrate its investments in commercial real estate, its portfolio will be significantly impacted by the performance of the commercial real estate market and may experience more volatility and be exposed to greater risk than a diversified portfolio.

Risks Related to the Fund’s Tax Status as a REIT: The Fund intends to elect to be taxed as and to qualify for treatment each year as a REIT under the Code. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.

5. Subsequent Events

In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring through the issuance of these financial statements.

As of August 29, 2022, the Fund had raised additional gross offering proceeds of approximately $1.918 million since June 30, 2022.

CROWDSTREET REIT I, INC.
ADDITIONAL INFORMATION (Unaudited)

1. Approval of Investment Management Agreement

At a meeting of the Board of Directors (“Board”) of the Fund held on March 29, 2022, the Board, including the directors who are not “interested persons” of the Fund (the “Independent Directors”) as defined in the Investment Company Act of 1940, as amended, reviewed and unanimously approved the investment management agreement (the “Investment Management Agreement”) between CrowdStreet Advisors, LLC (the “Investment Manager”) and the Fund.

In advance of the meeting, the Investment Manager provided, and the Board requested and received, information about the proposed Fund and the Investment Manager, including information about the Investment Manager’s organization and financial condition, Form ADV, other funds launched and managed by the Investment Manager, information regarding the background, experience, and compensation structure of the members of the investment committee and relevant personnel providing services to the Fund, information regarding resources of the Investment Manager, the Investment Manager’s compliance policies and procedures, the anticipated profitability of the Investment Manager’s relationship with the Fund, including the benefits the Investment Manager and its affiliates may receive as a result of the Investment Manager’s relationship with the Fund, information regarding the Fund’s investment strategy, and the registration statements and investment advisory agreements for other investment companies. Prior to the meeting, the Board reviewed the Investment Management Agreement and proposed changes to the Investment Management Agreement that were made to the Board’s satisfaction.

Nature, Extent and Quality of Services

The Board received information regarding investment strategy, risk management strategy, investment approval process, investment experience, the prior and projected investment performance of the Investment Manager and affiliates, and the unique opportunities provided to the Fund via the digital investment platform operated by an affiliate of the Investment Manager, the scope of administrative services to be provided by the Investment Manager, including but not limited to the use of the Investment Manager’s personnel and relationships to secure subscriptions, and the use of the firm’s digital platform to facilitate the Fund’s offering, investor subscription process, including anti-money laundering review, customer identity verification, accredited investor verification, document execution, funding and issuance of shares, as well as investor reporting and communications, and access to investment opportunities, due diligence information, analysis, and portfolio monitoring and reporting.

The Board and Independent Directors unanimously concluded that, based on the various factors reviewed, the nature, extent and quality of the management and oversight services to be provided by the Investment Manager are satisfactory.

CROWDSTREET REIT I, INC.
ADDITIONAL INFORMATION (Continued)

Fees and Expenses

The Board considered the Investment Manager’s proposed fees under the Investment Management Agreement, including a 1.50% management fee and 0.50% investor servicing fee, with no performance or incentive-based fees, distribution fees, 12b- 1 fees, transaction fees, or transfer agent fees. They also considered that the Investment Manager will be responsible for any placement or brokerage fees in connection with the Fund’s offering without any contribution by the Fund directly or indirectly, and the Investment Manager will use its affiliate’s digital platform, technology and services to provide the services to the Investment Manager and Fund at no charge to the Fund; Fund Counsel advised that no other fund could be identified that was identical in structure (registered investment company), offering type (exempt offering under Rule 506(c) to accredited investors), investment strategy (non-controlling equity investments in private real estate project offerings by unaffiliated third parties), and tax strategy (REIT). The Board received and reviewed information for publicly offered registered investment companies and private real estate funds, and noted that management fees ranged from 1.00% to 1.50%, with servicing fees from 0.50% to 1.00%, consistent with the Investment Manager’s proposed fees, and that other funds charged or passed through to the Fund additional fees and expenses, including performance-based fees, placement fees, distribution fees, transfer agent fees and expenses, and other fees.

The Board further considered that, as a private fund, the Fund will hold more than one closing and the Investment Manager’s fees will be calculated so as to accrue from the initial closing with respect to all subscriptions, rather than the fee structure associated with publicly-offered funds with a single closing and fees calculated from the date of the single closing, and subscribers at each subsequent closing would pay a “make-up amount” to contribute to their share of the Fund’s expenses and investments prior to their subscription instead of pricing subsequent closings as net asset value. Prior to the meeting the Board requested additional information regarding the rationale, approach, calculations, and tax treatment of the make-up amount, and Fund Counsel and the Investment Manager provided requested information to the Board’s satisfaction.

The Board noted that the Investment Manager’s expense limitation agreement provides for the Investment Manager to bear all organization and offering expenses unless or until the Fund accepts $60 million in subscriptions, limit reimbursement of such expenses to $250,000 unless or until the Fund accepts $100 million in subscriptions, and limit annual operating expenses to 1.00% for each calendar year, and the Investment Manager will solely bear any placement or brokerage fees in connection with the Fund’s offering. Other funds reviewed included no expense limitation or included limitations higher than the Fund’s limits and required the fund to pay its own placement fees.

CROWDSTREET REIT I, INC.
ADDITIONAL INFORMATION (Continued)

The Board and Independent Directors unanimously concluded that, based on the various factors reviewed and described above, the compensation payable to the Investment Manager under the Investment Management Agreement is fair and reasonable in light of the nature and quality of the services the Investment Manager will provide to the Fund.

Profitability and Economics of Scale

The Board considered the Investment Manager’s profits and the benefits that the Investment Manager and its affiliates would receive as a result of the Investment Manager’s relationship with the Fund. The Board recognized the difficulty in estimating the Investment Manager’s likely future profitability given the unknown size of the Fund and ultimate impact of the expense limitation agreement.

In advance of the meeting, the Investment Manager provided the Board with a description of the business model and strategic plans for the Investment Manager, and its parent company, CrowdStreet Inc. and its affiliates, including a demonstration of the parent’s company’s digital marketplace. The Investment Manager specified that its affiliates provide technology and services to unaffiliated real estate project sponsors, and will in the future charge placement fees to such project sponsors after an affiliate is FINRA licensed, and the Board asked further questions regarding the nature of these fees and potential impact to the Fund’s shareholders. The Board considered that all such fees will be charged at customary market rates negotiated with unaffiliated sponsors, and the sponsors may capitalize or expense some of the fees in the project, which would increase expenses of the portfolio real estate project and potentially decrease distributions to investors in the project, including the Fund, and thereby the Fund’s Shareholders, with an estimated impact of the fees to the Fund ranging from 0.0 to 1.0% of average net assets (annualized), but generally less than 0.3% as the fees are part of the real estate project’s overall capitalization and therefore borne by the sponsor and other investors ratably.

The Board also considered that the Investment Manager was sharing the benefits of any potential economies of scale with the Fund’s shareholders by investing in the Investment Manager’s and its affiliates’ technology, personnel, compliance, and operational infrastructure.

In considering the proposed Investment Management Agreement, the Board did not identify any one factor as particularly important, and each Director may have individually given weight to separate factors.

CROWDSTREET REIT I, INC.
ADDITIONAL INFORMATION (Continued)

2. Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available (1) without charge, upon request, by calling (971) 803-3110, (2) on the Fund’s website at www.funds@crowdstreet.com and (3) on the SEC’s website at http://www.sec.gov.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the most recent twelve month period ended June 30, is available (1) without charge, upon request, by calling (971) 803-3110, (2) on the Fund’s website at www.funds@crowdstreet.com and (3) on the SEC’s website at http://www.sec.gov. During the six months ended June 30, 2022, the Fund did not have any investments that required the Fund to vote proxies, and therefore did not vote any proxies during such period.

4. Compensation of Directors

Each Director who is not an “interested person” of the Fund (i.e., an “Independent Director”) receives an annual retainer of $25,000 plus reimbursement of related expenses in connection with his or her service on the Board of the Fund, as such amount may be updated by the Board. The Fund’s Statement of Additional Information includes additional information about the Directors and is available (1) without charge, upon request, by calling (971) 803-3110, (2) on the Fund’s website at www.funds@crowdstreet.com and (3) on the SEC’s website at http://www.sec.gov.

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(b) Not applicable

Item 2. Code of Ethics.

Not applicable - disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable - disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable - disclosed with annual report

Item 5. Audit Committee of Listed Companies.

Not applicable - disclosed with annual report

Item 6. Schedule of Investments.

(a)	Schedule filed with Item 1.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a) Not applicable - disclosed with annual report

(b) Not applicable (no previous N-CSR filing)

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

As of the date of this filing, there have been no material changes in the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CrowdStreet REIT I, Inc.

By:	/s/ Sheldon Chang
Sheldon Chang, President

Date:	8/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Sheldon Chang
Sheldon Chang, President

Date:	8/30/2022

By:	/s/ Thomas McDonald
Thomas McDonald, Treasurer

Date:	8/31/2022